DEBT - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Weighted average interest rate	3.49%
Long-term debt, at fair value	$ 206,178	$ 201,275
Weighted average interest rate including effects of derivative contracts	2.63%
Senior debt
Debt Instrument
Long-term debt, at fair value	$ 177,722	172,668
Subordinated debt
Debt Instrument
Long-term debt, at fair value	26,762	26,894
Trust preferred securities
Debt Instrument
Long-term debt, at fair value	1,694	1,713
Citigroup Inc.
Debt Instrument
Long-term debt, at fair value	$ 147,333
Citigroup Inc. | Senior debt
Debt Instrument
Weighted average interest rate	4.00%
Long-term debt, at fair value	$ 118,881	113,569
Citigroup Inc. | Subordinated debt
Debt Instrument
Weighted average interest rate	4.48%
Long-term debt, at fair value	$ 26,758	26,875
Citigroup Inc. | Trust preferred securities
Debt Instrument
Weighted average interest rate	6.90%
Long-term debt, at fair value	$ 1,694	1,713
Bank
Debt Instrument
Long-term debt, at fair value	$ 49,454
Bank | Senior debt
Debt Instrument
Weighted average interest rate	1.88%
Long-term debt, at fair value	$ 49,454	55,131
Collateralized long-term advances from Federal Home Loan Bank	21,600	17,800
Broker-dealer
Debt Instrument
Long-term debt, at fair value	$ 9,391
Broker-dealer | Senior debt
Debt Instrument
Weighted average interest rate	2.08%
Long-term debt, at fair value	$ 9,387	3,968
Broker-dealer | Subordinated debt
Debt Instrument
Weighted average interest rate	0.95%
Long-term debt, at fair value	$ 4	$ 19